Financial structure and financial costs - Hedging instruments and hedged items by strategy (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bonds | Interest Rate Swap | Fair value hedge
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	5,250	6,250	3,500
Carrying amount of hedging instruments assets	$ 25
Carrying amount of hedging instruments liabilities	(295)	$ (230)	$ (86)
Carrying amount of hedged items liabilities	(5,028)	(6,103)	(3,457)
Cumulative FVH adjustments included in the carrying amount of the hedged items assets	$ 222
Cumulative FVH adjustments included in the carrying amount of the hedged items liabilities		$ 147	$ 43
Bonds | Interest Rate Swap | Cash flow hedge
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	11,998	12,577	12,023
Carrying amount of hedging instruments assets	$ 411	$ 543	$ 611
Carrying amount of hedging instruments liabilities	$ (28)
Bonds | Cross Currency Swaps | Fair value hedge
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	3,454	4,084	4,671
Carrying amount of hedging instruments assets	$ 92	$ 27	$ 45
Carrying amount of hedging instruments liabilities	(216)	(618)	(559)
Carrying amount of hedged items liabilities	(3,391)	(3,588)	(4,232)
Cumulative FVH adjustments included in the carrying amount of the hedged items assets	$ 63
Cumulative FVH adjustments included in the carrying amount of the hedged items liabilities		$ 496	$ 439
Bonds | Cross Currency Swaps | Cash flow hedge
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	13,126	15,055	17,511
Carrying amount of hedging instruments assets	$ 365	$ 5	$ 108
Carrying amount of hedging instruments liabilities	(641)	(1,890)	(1,821)
End of hedging (before 2018) | Fair value hedge
Hedging instruments and hedged items by hedging strategy
Cumulative FVH adjustments included in the carrying amount of the hedged items liabilities	$ 27	$ 21	$ 10